[SBG LOGO] The Security Benefit
           Group of Companies
--------------------------------------------------------------------------------
May 1, 2002

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Subj:  VARIABLE ANNUITY ACCOUNT XI - RULE 497(J) FILING
       Prospectus Dated May 1, 2002
       File Nos.:  333-84159 and 811-09517

Dear Sir or Madam:

In accordance  with the  provisions of Rule 497(j) under the  Securities  Act of
1933, please accept this letter as certification that the Scarborough  Advantage
Variable  Annuity  Prospectus  and  Statement of Additional  Information  do not
differ from that contained in Post-Effective Amendment No. 3 to the Registration
Statement  filed under the  Securities  Act of 1933 and  Amendment  No. 4 to the
Registration  Statement  filed under the  Investment  Company Act of 1940.  This
Post-Effective Amendment was filed electronically on April 8, 2002.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 438-3226.

Very truly yours,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

   One Security Benefit Place * Topeka, Kansas 66636-0001 * (785) 438-3000 *
                             www.securitybenefit.com